Short-Term Borrowings - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Money Pledged as Collateral for FHLB Advance Borrowings	$ 25	$ 21
FHLB Advances
Short-term Debt [Line Items]
Commercial real estate and residential mortgage loans pledged under blanket agreement	$ 1,909	$ 1,985